Reserves - Schedule of Outstanding DSUs (Details) - DSUs	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Issued	92,703
Number of units, Ending Balance	92,703
Weighted average exercise price, Issued | $	$ 15.26